Long Term Debt/ Note Payable (Parenthetical) (Detail) (USD $)			12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Loan And Security Agreement	Sep. 30, 2012 Loan And Security Agreement	Dec. 31, 2011 Loan And Security Agreement	Sep. 30, 2011 Loan And Security Agreement	Mar. 31, 2013 Revenue Interest Purchase Agreement	Dec. 31, 2012 Revenue Interest Purchase Agreement	Oct. 05, 2012 Revenue Interest Purchase Agreement	Dec. 31, 2011 Revenue Interest Purchase Agreement	Mar. 31, 2013 Minimum Revenue Interest Purchase Agreement	Dec. 31, 2012 Minimum Revenue Interest Purchase Agreement	Mar. 31, 2013 Maximum Revenue Interest Purchase Agreement	Dec. 31, 2012 Maximum Revenue Interest Purchase Agreement
Long-Term Debt / Note payable
Total debt	$ 21,580,252	$ 5,000,000		$ 5,000,000	$ 5,000,000		$ 22,438,404	$ 21,580,252	$ 20,800,000	$ 20,800,000
Principal and interest payable			30 months
Royalty payable on net revenues							9.95%	9.95%
Interest payable			9.90%			9.90%
Varying amount											1,300,000	1,300,000	2,500,000	2,500,000
Minimum contractual payments related to the note payable in 2014							1,250,805	1,250,805
Minimum contractual payments related to the note payable in 2015							6,781,440	6,781,440
Minimum contractual payments related to the note payable in 2016							9,232,642	9,232,642
Minimum contractual payments related to the note payable in 2017							9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2018							9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2019							9,063,000	9,063,000
Minimum contractual payments related to the note payable in 2020							$ 6,939,000	$ 6,939,000